EPS Calculation (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Sep. 26, 2009	Jun. 27, 2009	Mar. 28, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings per Share Details [Abstract]
Income from Continuing Operations	$ 284.9	$ 258.8	$ 228.7	$ 224.6	$ 265.2	$ 213.5	$ 199.1	$ 145.4	$ 997.0	$ 823.2	$ 954.0
Income from Discontinued Operations									36.1	28.1	21.4
(Loss) Gain on Disposal of Discontinued Operations, Net									2.5	(1.0)	5.5
Net Income	297.5	268.5	237.3	232.3	273.3	221.2	206.9	148.9	1,035.6	850.3	980.9
Income Allocable to Participating Securities									(0.2)	(0.6)	(1.5)
Net Income for Earnings per Share									$ 1,035.4	$ 849.7	$ 979.4
Basic Weighted Average Shares									403.3	412.4	418.2
Effect of convertible debentures									2.9	8.5	13.3
Effect of stock options and restricted stock/units									3.2	1.9	3.2
Diluted Weighted Average Shares									409.4	422.8	434.7
Basic Earnings per Share:
Continuing operations	$ 0.72	$ 0.65	$ 0.56	$ 0.55	$ 0.65	$ 0.52	$ 0.48	$ 0.35	$ 2.47	$ 2.00	$ 2.28
Discontinued operations									$ 0.10	$ 0.07	$ 0.06
Basic Earnings per Share	$ 0.76	$ 0.67	$ 0.58	$ 0.57	$ 0.67	$ 0.54	$ 0.50	$ 0.36	$ 2.57	$ 2.06	$ 2.34
Diluted Earnings per Share:
Continuing operations	$ 0.71	$ 0.64	$ 0.55	$ 0.54	$ 0.63	$ 0.51	$ 0.47	$ 0.34	$ 2.44	$ 1.95	$ 2.19
Discontinued operations									$ 0.09	$ 0.06	$ 0.06
Diluted Earnings per Share	$ 0.75	$ 0.66	$ 0.57	$ 0.56	$ 0.65	$ 0.53	$ 0.49	$ 0.35	$ 2.53	$ 2.01	$ 2.25
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount									8.1	10.9	3.6